Portfolio of Investments
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.120%	600,000	600,000
Total Floating Rate Notes (Cost $600,000)			600,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.5%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	609,555
Charter Schools 0.9%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,074,458
Higher Education 9.1%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,302,472
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,631,073
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,108,883
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	1,047,742
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,761,162
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Campus Village Project
Series 2021A
05/01/2037	5.000%	1,000,000	1,256,905
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,513,859
Total			10,622,096
Hospital 8.9%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,640,548
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,160,070
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,691,077
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	2,000,000	2,354,784
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,187,210
St. Joseph’s Candler Health System, Inc.
Series 2019
07/01/2032	5.000%	1,000,000	1,205,922
Spartanburg Regional Health Services District
Refunding Revenue Bonds
Services District, Inc.
Series 2022
04/15/2037	4.000%	1,000,000	1,145,956
Total			10,385,567
Joint Power Authority 4.2%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2021D
01/01/2033	4.000%	1,000,000	1,153,621
Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,392,897
Series 2016A
12/01/2028	5.000%	2,000,000	2,292,842
Total			4,839,360
Local Appropriation 23.6%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	371,884
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,605,848
Center for Arts & Health Sciences Public Facilities Corp.
Revenue Bonds
Greenville Technical College Project
Series 2022
10/01/2039	4.000%	1,000,000	1,152,543
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,140,212
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,128,272
City of North Charleston
Tax Allocation Bonds
Series 2019B
10/01/2027	5.000%	1,000,000	1,191,852
Series 2022
10/01/2039	4.000%	820,000	932,101
Tax Increment Pledge
Series 2020
10/01/2031	5.000%	300,000	376,067
County of Dorchester
Tax Allocation Bonds
Series 2020
10/01/2036	5.000%	385,000	471,749
County Square Redevelopment Corp.
Revenue Bonds
Greenville County Project
Series 2021
04/01/2029	5.000%	1,160,000	1,429,328
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,070,565
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,121,763
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,135,826
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	894,554
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,031,856
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,658,706
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	587,894
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,020,619
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,438,366
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,675,237
12/01/2030	5.000%	1,275,000	1,423,468
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,688,469
Total			27,547,179

2	Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 11.8%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,121,657
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,245,607
County of Charleston
Unlimited General Obligation Bonds
Transportation Sales Tax
Series 2021
11/01/2032	4.000%	1,000,000	1,210,780
County of Florence
Unlimited General Obligation Bonds
Series 2021
06/01/2028	5.000%	1,000,000	1,209,236
Georgetown County School District
Unlimited General Obligation Bonds
Series 2020
03/01/2029	5.000%	600,000	719,834
Lexington & Richland School District No. 5
Unlimited General Obligation Refunding Bonds
Series 2021B
03/01/2031	4.000%	1,000,000	1,187,109
Lexington County School District No. 1
Unlimited General Obligation Bonds
Series 2020C
02/01/2031	4.000%	1,000,000	1,154,120
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,210,525
Richland County School District No. 2
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
03/01/2029	5.000%	1,000,000	1,230,817
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	966,457
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,221,104
Series 2019D
03/01/2037	5.000%	1,000,000	1,220,747
Total			13,697,993
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 3.1%
City of Camden Combined Public Utility System
Refunding Revenue Bonds
Series 2020 (AGM)
03/01/2031	4.000%	1,125,000	1,324,138
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2019A
01/01/2032	5.000%	1,000,000	1,200,529
Revenue Bonds
Series 2016
01/01/2028	5.000%	500,000	567,857
Easley Combined Utility System
Refunding Revenue Bonds
Easley Combined Utility System
Series 2019 (AGM)
12/01/2033	4.000%	500,000	572,662
Total			3,665,186
Other Utility 1.4%
Patriots Energy Group
Improvement Refunding Revenue Bonds
Gas Systems
Series 2019
06/01/2038	5.000%	1,000,000	1,199,379
Refunding Revenue Bonds
Series 2021A
06/01/2032	5.000%	350,000	438,719
Total			1,638,098
Ports 2.1%
South Carolina Ports Authority(d)
Revenue Bonds
Series 2019B
07/01/2033	5.000%	2,000,000	2,403,233
Refunded / Escrowed 7.5%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,041,390
City of Columbia
Prerefunded 02/01/24 Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,288,834
County of Florence
Prerefunded 10/01/23 Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,067,184

Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greenville County Public Facilities Corp.
Prerefunded 04/01/24 Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	964,557
North Charleston Public Facilities Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,314,346
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/22 Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2024	5.000%	450,000	464,762
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	576,455
Total			8,717,528
Resource Recovery 3.0%
Three Rivers Solid Waste Authority(e)
Revenue Bonds
Capital Appreciation - Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,756,637
10/01/2025	0.000%	1,835,000	1,718,261
Total			3,474,898
Retirement Communities 1.1%
South Carolina Jobs-Economic Development Authority(c)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	560,000	599,313
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bishop Gadsden Episcopal Retirement Community
Series 2019
04/01/2034	4.000%	605,000	654,504
Total			1,253,817
Special Non Property Tax 3.4%
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,068,625
05/01/2035	5.000%	1,000,000	1,114,745
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	610,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	728,495
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	451,686
Total			3,973,815
Special Property Tax 1.9%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,138,270
County of Greenville
Revenue Bonds
Series 2021
04/01/2038	4.000%	1,000,000	1,135,672
Total			2,273,942
State General Obligation 4.5%
State of South Carolina
Unlimited General Obligation Bonds
Citadel Military College of South Carolina
Series 2021
04/01/2033	5.000%	1,725,000	2,214,127
04/01/2036	5.000%	1,500,000	1,917,412
Series 2014B
04/01/2025	5.000%	1,000,000	1,085,008
Total			5,216,547
Transportation 1.9%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,200,017
Water & Sewer 9.8%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,081,981
Revenue Bonds
Series 2019A
03/01/2035	5.000%	750,000	914,887

4	Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia South Carolina Intermediate Municipal Bond Fund, January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Charleston Waterworks & Sewer System
Refunding Revenue Bonds
Series 2021
01/01/2030	4.000%	1,000,000	1,183,190
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,243,730
City of Columbia Stormwater System
Revenue Bonds
Green Bonds
Series 2018
02/01/2038	5.000%	350,000	418,328
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	632,428
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,540,315
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	441,102
County of Richland Utility System
Refunding Revenue Bonds
Series 2020
03/01/2031	5.000%	240,000	297,490
03/01/2032	5.000%	215,000	265,877
03/01/2033	5.000%	280,000	346,101
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	487,999
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Grand Strand Water & Sewer Authority
Refunding Revenue Bonds
Series 2021A
06/01/2031	5.000%	500,000	642,775
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,112,661
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	857,198
Total			11,466,062
Total Municipal Bonds (Cost $112,138,390)			115,059,351

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	113,766	113,755
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(f)	2,325	2,325
Total Money Market Funds (Cost $116,091)		116,080
Total Investments in Securities (Cost: $112,854,481)		115,775,431
Other Assets & Liabilities, Net		767,229
Net Assets		116,542,660

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $1,673,771, which represents 1.44% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia South Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT231_04_M01_(03/22)